Financial instrument (Details) € in Thousands	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item
Financial instruments
Financial liabilities	€ 17,171	€ 17,575
Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	16,250
Financial liabilities, at fair value	15,231
Non-current long term debt | Level Two
Financial instruments
Financial liabilities, at fair value		15,119
Non-current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	15,231
Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	71
Financial liabilities, at fair value	69
Non-current finance lease obligation | Level Two
Financial instruments
Financial liabilities, at fair value		163
Non-current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	69
Current bank overdraft | Level Two
Financial instruments
Financial liabilities, at fair value		58
Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	816
Financial liabilities, at fair value	809
Current long term debt | Level Two
Financial instruments
Financial liabilities, at fair value		787
Current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	809
Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	34
Financial liabilities, at fair value	34
Current finance lease obligation | Level Two
Financial instruments
Financial liabilities, at fair value		310
Current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	34
Current trade payables | Not measured at fair value
Financial instruments
Financial liabilities	2,945
Non-current assets
Financial instruments
Financial assets	15,100	14,400
Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	2,229
Financial assets, at fair value	2,229
Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value		352
Non-current derivative financial instruments | Level Two | Fair value
Financial instruments
Financial assets, at fair value	2,229
Non-current equity forward
Financial instruments
Financial assets	2,229	352
Non-current equity securities
Financial instruments
Financial assets	5	5
Non-current equity securities | Fair value
Financial instruments
Financial assets	5
Financial assets, at fair value	5
Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value		5
Non-current equity securities | Level Three | Fair value
Financial instruments
Financial assets, at fair value	5
Current bond funds
Financial instruments
Financial assets	€ 11,847	€ 14,044
Number of bond fund instruments held | item	7	4
Current bond funds | Fair value
Financial instruments
Financial assets	€ 12,905
Financial assets, at fair value	12,905
Current bond funds | Level One
Financial instruments
Financial assets, at fair value		€ 14,044
Current bond funds | Level One | Fair value
Financial instruments
Financial assets, at fair value	12,905
Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	7,402
Financial assets, at fair value	7,402
Current cash and cash equivalents | Level One
Financial instruments
Financial assets, at fair value		7,569
Current cash and cash equivalents | Level One | Not measured at fair value
Financial instruments
Financial assets, at fair value	7,402
Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	6,030
Current note receivable
Financial instruments
Financial assets	1,058
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities		16,242
Financial liabilities measured at amortized cost | Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	16,250
Financial liabilities measured at amortized cost | Non-current finance lease obligation
Financial instruments
Financial liabilities		171
Financial liabilities measured at amortized cost | Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	71
Financial liabilities measured at amortized cost | Current bank overdraft
Financial instruments
Financial liabilities		58
Financial liabilities measured at amortized cost | Current long term debt
Financial instruments
Financial liabilities		796
Financial liabilities measured at amortized cost | Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	816
Financial liabilities measured at amortized cost | Current finance lease obligation
Financial instruments
Financial liabilities		308
Financial liabilities measured at amortized cost | Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	34
Financial liabilities measured at amortized cost | Current trade payables | Not measured at fair value
Financial instruments
Financial liabilities	2,945
FVTPL | Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	2,229
FVOCI | Non-current equity securities | Fair value
Financial instruments
Financial assets	5
FVOCI | Current bond funds | Fair value
Financial instruments
Financial assets	12,905
Assets at amortised cost | Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	7,402
Assets at amortised cost | Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	€ 6,030
A financial asset or financial liability at fair value through profit or loss | Non-current derivative financial instruments
Financial instruments
Financial assets		352
Available-for-sale financial assets | Non-current equity securities
Financial instruments
Financial assets		5
Available-for-sale financial assets | Current bond funds
Financial instruments
Financial assets		14,044
Loans and receivables | Current cash and cash equivalents
Financial instruments
Financial assets		€ 7,569